Vanguard® Target Maturity 2029 Corporate Bond ETF
Schedule of Investments (unaudited)
As of June 30, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (0.2%)
U.S. Government Securities (0.2%)
	United States Treasury Note/Bond (Cost $77)	3.875%	5/15/2029	77	76
Corporate Bonds (98.1%)
Communications (4.5%)
	Airbnb Inc.	4.400%	3/16/2029	70	70
	Alphabet Inc.	3.700%	2/15/2029	152	150
	America Movil SAB de CV	3.625%	4/22/2029	63	61
	AppLovin Corp.	5.125%	12/1/2029	70	71
	AT&T Inc.	4.350%	3/1/2029	195	194
	Charter Communications Operating LLC	2.250%	1/15/2029	116	108
	Charter Communications Operating LLC	5.050%	3/30/2029	71	71
	Charter Communications Operating LLC	6.100%	6/1/2029	72	74
	Fox Corp.	4.709%	1/25/2029	142	142
	Meta Platforms Inc.	4.300%	8/15/2029	57	57
	Netflix Inc.	6.375%	5/15/2029	60	63
	Rogers Communications Inc.	5.000%	2/15/2029	72	72
	T-Mobile USA Inc.	4.850%	1/15/2029	57	57
	T-Mobile USA Inc.	2.400%	3/15/2029	20	19
	T-Mobile USA Inc.	4.200%	10/1/2029	73	72
	Verizon Communications Inc.	3.875%	2/8/2029	75	74
	Verizon Communications Inc.	4.016%	12/3/2029	197	193
	Walt Disney Co.	3.750%	3/14/2029	93	91
	Walt Disney Co.	2.000%	9/1/2029	113	105
					1,744
Consumer Discretionary (7.8%)
	Amazon.com Inc.	4.000%	3/13/2029	188	186
	Amazon.com Inc.	3.450%	4/13/2029	76	74
	Amazon.com Inc.	4.650%	12/1/2029	127	128
	American Honda Finance Corp.	4.150%	1/8/2029	44	43
[1]	American Honda Finance Corp.	2.250%	1/12/2029	38	36
	American Honda Finance Corp.	4.900%	3/13/2029	31	31
[1]	American Honda Finance Corp.	4.400%	9/5/2029	66	65
	AutoNation Inc.	4.450%	1/15/2029	53	52
	AutoZone Inc.	5.100%	7/15/2029	31	31
	BorgWarner Inc.	4.950%	8/15/2029	45	45
	eBay Inc.	4.250%	3/6/2029	52	51
	Ford Motor Credit Co. LLC	2.900%	2/10/2029	56	53
	Ford Motor Credit Co. LLC	5.800%	3/8/2029	166	168
	Ford Motor Credit Co. LLC	4.970%	4/6/2029	76	75
	Ford Motor Credit Co. LLC	5.113%	5/3/2029	75	75
	Ford Motor Credit Co. LLC	5.303%	9/6/2029	43	43
	Ford Motor Credit Co. LLC	5.875%	11/7/2029	75	76
	Fortune Brands Innovations Inc.	3.250%	9/15/2029	35	33
	General Motors Co.	5.400%	10/15/2029	63	64
	General Motors Financial Co. Inc.	5.800%	1/7/2029	108	111
	General Motors Financial Co. Inc.	5.650%	1/17/2029	29	30
	General Motors Financial Co. Inc.	4.300%	4/6/2029	91	90
	General Motors Financial Co. Inc.	4.750%	4/6/2029	81	81
	General Motors Financial Co. Inc.	5.550%	7/15/2029	69	70
	General Motors Financial Co. Inc.	4.900%	10/6/2029	64	64
	Genuine Parts Co.	4.950%	8/15/2029	49	49
	Hasbro Inc.	3.900%	11/19/2029	66	64
	Home Depot Inc.	4.900%	4/15/2029	46	47
	Home Depot Inc.	2.950%	6/15/2029	92	88
	Home Depot Inc.	4.750%	6/25/2029	90	91
	Hyatt Hotels Corp.	5.250%	6/30/2029	26	26
	Las Vegas Sands Corp.	3.900%	8/8/2029	69	67
	Las Vegas Sands Corp.	6.000%	8/15/2029	21	22
	Leggett & Platt Inc.	4.400%	3/15/2029	40	39
	Lowe's Cos. Inc.	3.650%	4/5/2029	86	84
	Marriott International Inc.	4.900%	4/15/2029	48	48
	Marriott International Inc.	4.875%	5/15/2029	21	21

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	McDonald's Corp.	5.000%	5/17/2029	46	47
[1]	McDonald's Corp.	2.625%	9/1/2029	49	46
	O'Reilly Automotive Inc.	3.900%	6/1/2029	28	27
	Polaris Inc.	6.950%	3/15/2029	21	22
	Sands China Ltd.	2.850%	3/8/2029	38	36
	Starbucks Corp.	3.550%	8/15/2029	72	70
	Toyota Motor Corp.	2.760%	7/2/2029	30	29
[1]	Toyota Motor Credit Corp.	4.650%	1/5/2029	43	43
	Toyota Motor Credit Corp.	3.650%	1/8/2029	22	22
[1]	Toyota Motor Credit Corp.	4.050%	3/13/2029	112	111
	Toyota Motor Credit Corp.	5.050%	5/16/2029	42	43
[1]	Toyota Motor Credit Corp.	4.450%	6/29/2029	43	43
	Toyota Motor Credit Corp.	4.550%	8/9/2029	103	103
					3,063
Consumer Staples (5.4%)
	Ahold Finance USA LLC	6.875%	5/1/2029	40	42
	Altria Group Inc.	4.800%	2/14/2029	109	109
	Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/2029	174	175
	BAT Capital Corp.	3.462%	9/6/2029	44	42
	BAT International Finance plc	5.931%	2/2/2029	69	71
	Bunge Ltd. Finance Corp.	4.200%	9/17/2029	57	56
	Campbell's Co.	5.200%	3/21/2029	45	45
	Clorox Co.	4.400%	5/1/2029	26	26
	Coca-Cola Co.	2.125%	9/6/2029	72	67
	Coca-Cola Consolidated Inc.	5.250%	6/1/2029	30	31
	Constellation Brands Inc.	3.150%	8/1/2029	64	61
	Diageo Capital plc	2.375%	10/24/2029	86	80
	Estee Lauder Cos. Inc.	2.375%	12/1/2029	56	52
	Haleon US Capital LLC	3.375%	3/24/2029	47	45
	JBS NV	3.000%	2/2/2029	55	53
	Keurig Dr Pepper Inc.	5.050%	3/15/2029	40	40
	Keurig Dr Pepper Inc.	3.950%	4/15/2029	60	59
	Kimberly-Clark Corp.	3.200%	4/25/2029	40	39
	Kroger Co.	4.500%	1/15/2029	53	53
[2]	Maple Parent Holdings Corp.	4.750%	3/26/2029	65	65
	McCormick & Co. Inc.	4.150%	2/15/2029	40	40
	Mondelez International Inc.	4.750%	2/20/2029	23	23
	PepsiCo Inc.	4.100%	1/15/2029	41	41
	PepsiCo Inc.	7.000%	3/1/2029	33	35
	PepsiCo Inc.	4.500%	7/17/2029	54	54
	PepsiCo Inc.	2.625%	7/29/2029	60	57
	Philip Morris International Inc.	4.875%	2/13/2029	72	73
	Philip Morris International Inc.	4.125%	4/27/2029	15	15
	Philip Morris International Inc.	3.375%	8/15/2029	47	45
	Philip Morris International Inc.	4.625%	11/1/2029	70	70
	Philip Morris International Inc.	5.625%	11/17/2029	93	96
	Procter & Gamble Co.	4.350%	1/29/2029	34	34
	Procter & Gamble Co.	4.150%	10/24/2029	35	35
	Sysco Corp.	5.750%	1/17/2029	29	30
	Target Corp.	3.375%	4/15/2029	55	54
	Tyson Foods Inc.	4.350%	3/1/2029	46	46
	Tyson Foods Inc.	5.400%	3/15/2029	41	42
	Unilever Capital Corp.	2.125%	9/6/2029	46	43
	Walmart Inc.	4.000%	4/30/2029	25	25
	Walmart Inc.	3.250%	7/8/2029	44	43
					2,112
Energy (4.8%)
	Baker Hughes Holdings LLC	4.050%	3/11/2029	44	43
	Baker Hughes Holdings LLC	3.138%	11/7/2029	30	29
	Boardwalk Pipelines LP	4.800%	5/3/2029	21	21
	BP Capital Markets America Inc.	4.699%	4/10/2029	76	76
	BP Capital Markets America Inc.	4.970%	10/17/2029	41	41
	BP Capital Markets America Inc.	4.868%	11/25/2029	47	47
	Canadian Natural Resources Ltd.	5.000%	12/15/2029	41	41
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/2029	62	60
	ConocoPhillips Co.	6.950%	4/15/2029	37	39
	DCP Midstream Operating LP	5.125%	5/15/2029	26	26
	Diamondback Energy Inc.	3.500%	12/1/2029	62	60
	Enbridge Inc.	5.300%	4/5/2029	36	37

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Enbridge Inc.	3.125%	11/15/2029	65	62
	Energy Transfer LP	5.250%	4/15/2029	76	77
	Energy Transfer LP	5.250%	7/1/2029	63	64
	Energy Transfer LP	4.150%	9/15/2029	57	56
	Enterprise Products Operating LLC	3.125%	7/31/2029	99	95
	Exxon Mobil Corp.	2.440%	8/16/2029	98	93
	Kinder Morgan Inc.	5.000%	2/1/2029	94	95
	Kinder Morgan Inc.	5.100%	8/1/2029	31	31
	MPLX LP	4.800%	2/15/2029	53	53
	NOV Inc.	3.600%	12/1/2029	35	34
	ONEOK Inc.	4.350%	3/15/2029	34	34
	ONEOK Inc.	3.400%	9/1/2029	71	68
	ONEOK Inc.	4.400%	10/15/2029	29	29
	Phillips 66 Co.	3.150%	12/15/2029	45	43
	Plains All American Pipeline LP	3.550%	12/15/2029	75	72
[1]	Shell Finance US Inc.	2.375%	11/7/2029	73	68
	South Bow USA Infrastructure Holdings LLC	5.026%	10/1/2029	51	51
	Targa Resources Corp.	4.350%	1/15/2029	36	36
	Targa Resources Corp.	6.150%	3/1/2029	74	77
	TotalEnergies Capital International SA	3.455%	2/19/2029	92	90
	Western Midstream Operating LP	6.350%	1/15/2029	50	52
	Williams Cos. Inc.	4.900%	3/15/2029	87	87
					1,887
Financials (38.4%)
	AerCap Ireland Capital DAC	5.100%	1/19/2029	41	41
	AerCap Ireland Capital DAC	4.125%	2/28/2029	46	45
	AerCap Ireland Capital DAC	4.625%	9/10/2029	112	112
	Allstate Corp.	5.050%	6/24/2029	29	29
	Ally Financial Inc.	6.848%	1/3/2030	60	62
	American Express Co.	4.050%	5/3/2029	56	55
	American Express Co.	5.532%	4/25/2030	85	87
	American Express Co.	4.444%	5/3/2030	121	120
	American National Group Inc.	5.750%	10/1/2029	50	51
	Aon Corp.	3.750%	5/2/2029	78	76
	Aon North America Inc.	5.150%	3/1/2029	52	53
	Apollo Debt Solutions BDC	6.900%	4/13/2029	62	64
	Ares Capital Corp.	5.875%	3/1/2029	87	88
	Ares Capital Corp.	5.950%	7/15/2029	40	40
	Ares Strategic Income Fund	4.850%	1/15/2029	59	58
	Ares Strategic Income Fund	6.350%	8/15/2029	28	28
	Arthur J Gallagher & Co.	4.850%	12/15/2029	65	65
	Banco Bilbao Vizcaya Argentaria SA	4.150%	3/3/2029	51	50
	Banco Bilbao Vizcaya Argentaria SA	5.381%	3/13/2029	91	93
	Banco Santander SA	4.600%	4/15/2029	103	103
	Banco Santander SA	3.306%	6/27/2029	52	50
	Banco Santander SA	5.538%	3/14/2030	70	71
[1]	Bank of America Corp.	3.974%	2/7/2030	249	244
	Bank of America Corp.	4.477%	4/23/2030	188	187
[1]	Bank of America Corp.	3.194%	7/23/2030	143	137
[1]	Bank of America Corp.	2.884%	10/22/2030	112	106
[1]	Bank of Montreal	4.338%	3/19/2030	103	102
	Bank of Montreal	4.640%	9/10/2030	41	41
[1]	Bank of New York Mellon Corp.	3.300%	8/23/2029	35	34
	Bank of New York Mellon Corp.	4.026%	1/22/2030	103	102
[1]	Bank of New York Mellon Corp.	4.975%	3/14/2030	58	59
	Bank of New York Mellon Corp.	4.596%	7/26/2030	43	43
[1]	Bank of Nova Scotia	5.450%	8/1/2029	48	49
	Bank of Nova Scotia	4.247%	2/2/2030	98	97
	Barclays plc	5.690%	3/12/2030	97	99
	Barclays plc	4.219%	5/24/2030	65	64
[1]	Barclays plc	5.088%	6/20/2030	66	66
	Barclays plc	4.911%	6/26/2030	30	30
	Barclays plc	4.942%	9/10/2030	160	160
	BlackRock Funding Inc.	4.700%	3/14/2029	28	28
	Blackrock Inc.	3.250%	4/30/2029	54	52
	Blackstone Private Credit Fund	4.000%	1/15/2029	60	57
	Blackstone Private Credit Fund	5.950%	7/16/2029	38	38
	Blue Owl Capital Corp.	5.950%	3/15/2029	59	59
	Blue Owl Credit Income Corp.	7.750%	1/15/2029	51	53

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Blue Owl Credit Income Corp.	6.600%	9/15/2029	47	47
	Blue Owl Technology Finance Corp.	6.750%	4/4/2029	47	47
	Brookfield Finance Inc.	4.850%	3/29/2029	65	65
	Canadian Imperial Bank of Commerce	5.260%	4/8/2029	10	10
	Canadian Imperial Bank of Commerce	4.283%	1/29/2030	161	159
	Canadian Imperial Bank of Commerce	4.631%	9/11/2030	46	46
	Capital One Financial Corp.	5.700%	2/1/2030	101	103
	Capital One Financial Corp.	3.273%	3/1/2030	68	65
	Capital One Financial Corp.	5.247%	7/26/2030	63	64
	Capital One Financial Corp.	5.463%	7/26/2030	57	58
	Charles Schwab Corp.	4.000%	2/1/2029	58	57
	Charles Schwab Corp.	3.250%	5/22/2029	34	33
	Charles Schwab Corp.	4.744%	5/21/2030	56	56
	Chubb INA Holdings LLC	4.650%	8/15/2029	51	51
	Citibank NA	4.838%	8/6/2029	71	72
	Citigroup Inc.	5.174%	2/13/2030	260	263
[1]	Citigroup Inc.	3.980%	3/20/2030	127	125
	Citigroup Inc.	4.542%	9/19/2030	228	226
[1]	Citigroup Inc.	2.976%	11/5/2030	116	110
	Citizens Financial Group Inc.	5.841%	1/23/2030	86	88
	CNA Financial Corp.	3.900%	5/1/2029	27	26
	CNO Financial Group Inc.	5.250%	5/30/2029	36	36
[1]	Commonwealth Bank of Australia	4.355%	3/27/2029	80	80
	Cooperatieve Rabobank UA	4.800%	1/9/2029	70	71
	Cooperatieve Rabobank UA	4.322%	4/1/2029	36	36
	Cooperatieve Rabobank UA	4.494%	10/17/2029	36	36
	Corebridge Financial Inc.	3.850%	4/5/2029	52	51
	Deutsche Bank AG	5.414%	5/10/2029	97	99
	Deutsche Bank AG	4.999%	9/11/2030	61	61
	Enact Holdings Inc.	6.250%	5/28/2029	40	41
	Enstar Group Ltd.	4.950%	6/1/2029	46	46
	Essent Group Ltd.	6.250%	7/1/2029	26	27
	F&G Annuities & Life Inc.	6.500%	6/4/2029	23	23
[2]	Fifth Third Bancorp	5.982%	1/30/2030	46	47
	Fifth Third Bancorp	4.772%	7/28/2030	94	94
	Fifth Third Bancorp	4.895%	9/6/2030	44	44
	FNB Corp.	5.722%	12/11/2030	31	31
	GATX Corp.	4.700%	4/1/2029	27	27
	Global Payments Inc.	3.200%	8/15/2029	93	88
	Global Payments Inc.	5.300%	8/15/2029	31	31
	Goldman Sachs Group Inc.	4.594%	4/20/2030	246	245
	Goldman Sachs Group Inc.	5.727%	4/25/2030	123	126
	Goldman Sachs Group Inc.	5.049%	7/23/2030	124	125
	Goldman Sachs Group Inc.	4.692%	10/23/2030	156	155
[1]	Goldman Sachs Private Credit Corp.	5.375%	1/31/2029	37	37
	Golub Capital BDC Inc.	6.000%	7/15/2029	46	46
	Hartford Insurance Group Inc.	2.800%	8/19/2029	30	28
	HPS Corporate Lending Fund	6.750%	1/30/2029	31	32
	HSBC Holdings plc	5.546%	3/4/2030	91	93
	HSBC Holdings plc	4.398%	3/10/2030	45	45
	HSBC Holdings plc	4.711%	5/12/2030	221	220
[1]	HSBC Holdings plc	3.973%	5/22/2030	148	144
	HSBC Holdings plc	5.286%	11/19/2030	198	200
	Huntington Bancshares Inc.	2.550%	2/4/2030	36	33
	ING Groep NV	4.050%	4/9/2029	51	50
	ING Groep NV	5.335%	3/19/2030	95	96
	JPMorgan Chase & Co.	5.012%	1/23/2030	149	150
	JPMorgan Chase & Co.	5.581%	4/22/2030	114	116
	JPMorgan Chase & Co.	4.408%	4/23/2030	165	164
[1]	JPMorgan Chase & Co.	3.702%	5/6/2030	105	102
	JPMorgan Chase & Co.	4.565%	6/14/2030	76	76
	JPMorgan Chase & Co.	4.995%	7/22/2030	207	208
[1]	JPMorgan Chase & Co.	2.739%	10/15/2030	178	167
	JPMorgan Chase & Co.	4.603%	10/22/2030	168	167
[1]	KeyCorp	2.550%	10/1/2029	66	62
	Lazard Group LLC	4.375%	3/11/2029	27	27
	Lloyds Banking Group plc	4.241%	2/10/2030	119	117
	Lloyds Banking Group plc	5.721%	6/5/2030	72	74
	Main Street Capital Corp.	6.950%	3/1/2029	23	24
[1]	Manufacturers & Traders Trust Co.	4.548%	4/18/2030	63	63

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Marex Group plc	6.404%	11/4/2029	46	47
	Marsh & McLennan Cos. Inc.	4.375%	3/15/2029	89	89
	Mastercard Inc.	2.950%	6/1/2029	57	55
	Mastercard Inc.	4.425%	6/8/2029	40	40
	Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/2029	98	96
	Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/2029	100	96
	Mitsubishi UFJ Financial Group Inc.	5.258%	4/17/2030	66	67
	Mitsubishi UFJ Financial Group Inc.	4.592%	4/18/2030	74	74
	Mizuho Financial Group Inc.	3.261%	5/22/2030	25	24
	Mizuho Financial Group Inc.	5.376%	5/26/2030	30	31
	Mizuho Financial Group Inc.	5.382%	7/10/2030	51	52
[1]	Mizuho Financial Group Inc.	3.153%	7/16/2030	35	33
[1]	Mizuho Financial Group Inc.	2.869%	9/13/2030	64	60
	Morgan Stanley	4.238%	1/9/2030	70	69
	Morgan Stanley	5.173%	1/16/2030	65	66
[1]	Morgan Stanley	4.431%	1/23/2030	115	114
	Morgan Stanley	4.555%	4/10/2030	202	201
	Morgan Stanley	5.656%	4/18/2030	97	99
	Morgan Stanley	5.042%	7/19/2030	100	101
	Morgan Stanley	4.654%	10/18/2030	296	294
[1]	Morgan Stanley Bank NA	4.788%	5/10/2030	88	88
[1]	Morgan Stanley Private Bank NA	4.213%	2/8/2030	116	114
	National Australia Bank Ltd.	4.787%	1/10/2029	50	50
	National Bank of Canada	4.500%	10/10/2029	46	46
[1]	NatWest Group plc	5.076%	1/27/2030	147	148
[1]	NatWest Group plc	4.445%	5/8/2030	72	71
	NatWest Group plc	4.964%	8/15/2030	75	75
	Nomura Holdings Inc.	2.710%	1/22/2029	25	24
	Nomura Holdings Inc.	4.996%	6/29/2029	25	25
	Nomura Holdings Inc.	5.605%	7/6/2029	33	34
	Northern Trust Corp.	3.150%	5/3/2029	20	19
	ORIX Corp.	4.650%	9/10/2029	47	47
	PartnerRe Finance B LLC	3.700%	7/2/2029	34	33
	PayPal Holdings Inc.	2.850%	10/1/2029	114	108
	Pinnacle Financial Partners Inc.	6.168%	11/1/2030	26	27
[1]	PNC Bank NA	2.700%	10/22/2029	63	59
	PNC Financial Services Group Inc.	3.450%	4/23/2029	87	85
	PNC Financial Services Group Inc.	2.550%	1/22/2030	147	137
	PNC Financial Services Group Inc.	5.492%	5/14/2030	83	85
	Principal Financial Group Inc.	3.700%	5/15/2029	32	31
	Progressive Corp.	4.000%	3/1/2029	27	27
	Radian Group Inc.	6.200%	5/15/2029	30	31
	Regions Financial Corp.	5.722%	6/6/2030	40	41
	Reinsurance Group of America Inc.	3.900%	5/15/2029	37	36
[1]	Royal Bank of Canada	4.950%	2/1/2029	60	61
	Royal Bank of Canada	4.400%	4/17/2030	83	82
[1]	Royal Bank of Canada	4.969%	8/2/2030	74	75
[1]	Royal Bank of Canada	4.650%	10/18/2030	153	153
	Santander Holdings USA Inc.	6.174%	1/9/2030	56	58
	Santander Holdings USA Inc.	5.353%	9/6/2030	87	88
	Santander UK Group Holdings plc	4.858%	9/11/2030	69	69
	Sixth Street Lending Partners	6.500%	3/11/2029	60	61
	State Street Bank & Trust Co.	4.782%	11/23/2029	68	69
	Sumisho Air Lease Corp.	5.100%	3/1/2029	26	26
[2]	Sumisho Air Lease Corp.	4.500%	3/24/2029	61	60
	Sumisho Air Lease Corp.	3.250%	10/1/2029	72	68
	Sumitomo Mitsui Financial Group Inc.	2.472%	1/14/2029	5	5
	Sumitomo Mitsui Financial Group Inc.	4.108%	1/15/2029	45	44
	Sumitomo Mitsui Financial Group Inc.	5.316%	7/9/2029	28	28
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/2029	184	175
	Sumitomo Mitsui Financial Group Inc.	2.724%	9/27/2029	62	58
	Synchrony Financial	5.150%	3/19/2029	36	36
	Synchrony Financial	5.935%	8/2/2030	40	41
[1]	Toronto-Dominion Bank	4.994%	4/5/2029	59	60
	Toronto-Dominion Bank	4.361%	4/23/2029	87	87
[1]	Truist Financial Corp.	3.875%	3/19/2029	32	31
[1]	Truist Financial Corp.	5.435%	1/24/2030	95	97
	UBS AG	4.678%	11/29/2030	113	113
[1]	US Bancorp	3.000%	7/30/2029	62	59
	US Bancorp	5.384%	1/23/2030	110	112

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	US Bancorp	5.100%	7/23/2030	67	68
	Visa Inc.	3.800%	2/12/2029	59	58
	Wells Fargo & Co.	4.182%	1/23/2030	180	178
	Wells Fargo & Co.	5.198%	1/23/2030	130	131
[1]	Wells Fargo & Co.	2.879%	10/30/2030	216	203
	Western Union Co.	4.750%	6/15/2029	52	52
	Westpac Banking Corp.	5.050%	4/16/2029	36	37
	Willis North America Inc.	2.950%	9/15/2029	50	47
	Zions Bancorp NA	3.250%	10/29/2029	44	41
					15,060
Health Care (10.2%)
	Abbott Laboratories	3.700%	3/9/2029	162	159
	AbbVie Inc.	4.800%	3/15/2029	131	132
	AbbVie Inc.	3.200%	11/21/2029	370	354
	Agilent Technologies Inc.	2.750%	9/15/2029	25	24
	Amgen Inc.	3.000%	2/22/2029	53	51
	Amgen Inc.	4.050%	8/18/2029	66	65
[1]	Ascension Health	2.532%	11/15/2029	47	44
	AstraZeneca Finance LLC	4.850%	2/26/2029	67	68
	AstraZeneca plc	4.000%	1/17/2029	68	67
	Augusta SpinCo Corp.	4.398%	3/23/2029	44	44
	Becton Dickinson & Co.	4.874%	2/8/2029	31	31
	Bristol-Myers Squibb Co.	4.900%	2/22/2029	41	42
	Bristol-Myers Squibb Co.	3.400%	7/26/2029	84	82
	Cardinal Health Inc.	5.125%	2/15/2029	57	58
	Cardinal Health Inc.	5.000%	11/15/2029	33	33
	Cencora Inc.	3.950%	2/13/2029	55	54
	Cencora Inc.	4.850%	12/15/2029	31	31
	Cigna Group	5.000%	5/15/2029	57	58
	CommonSpirit Health	3.347%	10/1/2029	47	45
	CVS Health Corp.	5.000%	1/30/2029	55	55
	CVS Health Corp.	5.400%	6/1/2029	70	72
	CVS Health Corp.	3.250%	8/15/2029	135	129
	DH Europe Finance II Sarl	2.600%	11/15/2029	62	58
	Elevance Health Inc.	5.150%	6/15/2029	57	58
	Elevance Health Inc.	2.875%	9/15/2029	54	51
	Eli Lilly & Co.	4.500%	2/9/2029	58	58
	Eli Lilly & Co.	3.375%	3/15/2029	59	58
	Eli Lilly & Co.	4.150%	5/20/2029	78	78
	Eli Lilly & Co.	4.200%	8/14/2029	61	61
	GE HealthCare Technologies Inc.	4.800%	8/14/2029	55	55
	Gilead Sciences Inc.	4.400%	5/20/2029	73	73
	Gilead Sciences Inc.	4.800%	11/15/2029	43	43
	GlaxoSmithKline Capital plc	3.375%	6/1/2029	57	56
	HCA Inc.	5.875%	2/1/2029	66	67
	HCA Inc.	3.375%	3/15/2029	29	28
	HCA Inc.	4.125%	6/15/2029	123	121
	Humana Inc.	3.700%	3/23/2029	32	31
	Icon Investments Six DAC	5.849%	5/8/2029	23	23
	IQVIA Inc.	6.250%	2/1/2029	88	91
	Johnson & Johnson	4.800%	6/1/2029	54	55
	Laboratory Corp. of America Holdings	2.950%	12/1/2029	54	51
	McKesson Corp.	4.250%	9/15/2029	42	42
	Merck & Co. Inc.	3.400%	3/7/2029	147	143
	Merck & Co. Inc.	3.850%	3/15/2029	32	32
	Novartis Capital Corp.	4.100%	3/16/2029	121	120
	Novartis Capital Corp.	3.800%	9/18/2029	41	40
	Pfizer Inc.	3.450%	3/15/2029	127	124
[1]	Providence St. Joseph Health Obligated Group	2.532%	10/1/2029	26	24
	Quest Diagnostics Inc.	4.200%	6/30/2029	31	31
	Quest Diagnostics Inc.	4.625%	12/15/2029	31	31
	Revvity Inc.	3.300%	9/15/2029	45	43
	Royalty Pharma plc	5.150%	9/2/2029	45	46
	Solventum Corp.	5.400%	3/1/2029	53	54
	Stryker Corp.	4.250%	9/11/2029	60	59
	Thermo Fisher Scientific Inc.	5.000%	1/31/2029	57	58
	Thermo Fisher Scientific Inc.	2.600%	10/1/2029	83	78
	UnitedHealth Group Inc.	4.250%	1/15/2029	111	110
	UnitedHealth Group Inc.	4.000%	5/15/2029	56	55

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	UnitedHealth Group Inc.	2.875%	8/15/2029	51	49
	Universal Health Services Inc.	4.625%	10/15/2029	43	42
					3,995
Industrials (6.3%)
[1]	3M Co.	3.375%	3/1/2029	40	39
	3M Co.	2.375%	8/26/2029	75	70
	Amphenol Corp.	4.350%	6/1/2029	26	26
	Boeing Co.	3.200%	3/1/2029	75	72
	Boeing Co.	6.298%	5/1/2029	72	75
	Canadian Pacific Railway Co.	4.000%	3/15/2029	48	47
	Caterpillar Financial Services Corp.	3.750%	2/23/2029	62	61
	Caterpillar Financial Services Corp.	4.850%	2/27/2029	34	34
	Caterpillar Financial Services Corp.	4.375%	8/16/2029	24	24
	Caterpillar Financial Services Corp.	4.700%	11/15/2029	92	93
	Caterpillar Inc.	2.600%	9/19/2029	75	71
	CNH Industrial Capital LLC	5.500%	1/12/2029	44	45
	CNH Industrial Capital LLC	5.100%	4/20/2029	29	29
	CSX Corp.	4.250%	3/15/2029	43	43
	Cummins Inc.	4.900%	2/20/2029	46	46
	Deere & Co.	5.375%	10/16/2029	31	32
	Eaton Corp.	3.950%	3/6/2029	84	83
[1]	FedEx Corp.	3.100%	8/5/2029	44	42
[2]	Fedex Freight Holding Co. Inc.	4.300%	3/15/2029	63	62
	GXO Logistics Inc.	6.250%	5/6/2029	50	52
[2]	Honeywell Aerospace Inc.	4.000%	3/16/2029	94	93
	Honeywell International Inc.	2.700%	8/15/2029	40	38
	Howmet Aerospace Inc.	3.000%	1/15/2029	61	59
	IDEX Corp.	4.950%	9/1/2029	26	26
	Ingersoll Rand Inc.	5.176%	6/15/2029	35	36
	John Deere Capital Corp.	4.500%	1/16/2029	79	79
[1]	John Deere Capital Corp.	4.125%	1/18/2029	58	58
[1]	John Deere Capital Corp.	3.450%	3/7/2029	11	11
[1]	John Deere Capital Corp.	3.900%	3/9/2029	76	75
[1]	John Deere Capital Corp.	3.350%	4/18/2029	30	29
[1]	John Deere Capital Corp.	4.850%	6/11/2029	45	46
[1]	John Deere Capital Corp.	2.800%	7/18/2029	38	36
	Johnson Controls International plc	5.500%	4/19/2029	64	65
	Keysight Technologies Inc.	3.000%	10/30/2029	25	24
	L3Harris Technologies Inc.	5.050%	6/1/2029	65	66
	Lockheed Martin Corp.	4.500%	2/15/2029	54	54
	MasTec Inc.	5.900%	6/15/2029	29	30
	Northrop Grumman Corp.	4.600%	2/1/2029	39	39
	Otis Worldwide Corp.	4.488%	5/7/2029	62	62
[1]	PACCAR Financial Corp.	4.600%	1/31/2029	41	41
	Parker-Hannifin Corp.	3.250%	6/14/2029	67	65
	Parker-Hannifin Corp.	4.500%	9/15/2029	62	62
	Republic Services Inc.	4.875%	4/1/2029	36	36
	RTX Corp.	5.750%	1/15/2029	31	32
[1]	Ryder System Inc.	5.375%	3/15/2029	23	23
	Trane Technologies Financing Ltd.	3.800%	3/21/2029	47	46
	Union Pacific Corp.	3.700%	3/1/2029	50	49
	United Parcel Service Inc.	3.400%	3/15/2029	68	66
	Waste Connections Inc.	3.500%	5/1/2029	30	29
	Waste Management Inc.	4.875%	2/15/2029	58	59
					2,480
Materials (2.1%)
	Air Products and Chemicals Inc.	4.600%	2/8/2029	49	49
	Amcor Flexibles North America Inc.	4.250%	3/8/2029	56	55
	Amcor Group Finance plc	5.450%	5/23/2029	30	31
	ArcelorMittal SA	4.250%	7/16/2029	44	43
	CRH SMW Finance DAC	5.200%	5/21/2029	35	35
	Dow Chemical Co.	7.375%	11/1/2029	33	36
	Eastman Chemical Co.	5.000%	8/1/2029	65	65
	Ecolab Inc.	4.600%	6/15/2029	79	79
	Georgia-Pacific LLC	7.750%	11/15/2029	29	32
	Mosaic Co.	4.350%	1/15/2029	21	21
	Nutrien Ltd.	4.200%	4/1/2029	41	41
	Packaging Corp. of America	3.000%	12/15/2029	41	39
	Sherwin-Williams Co.	2.950%	8/15/2029	54	51

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sonoco Products Co.	4.600%	9/1/2029	46	46
	Suzano Austria GmbH	6.000%	1/15/2029	109	111
	Vulcan Materials Co.	4.950%	12/1/2029	36	36
	WRKCo Inc.	4.900%	3/15/2029	54	54
					824
Real Estate (3.4%)
	American Tower Corp.	5.200%	2/15/2029	60	61
	American Tower Corp.	3.950%	3/15/2029	62	61
	American Tower Corp.	3.800%	8/15/2029	84	82
	Boston Properties LP	3.400%	6/21/2029	46	44
	Brixmor Operating Partnership LP	4.125%	5/15/2029	41	40
	Camden Property Trust	3.150%	7/1/2029	30	29
	CBRE Services Inc.	5.500%	4/1/2029	26	27
	Crown Castle Inc.	4.300%	2/15/2029	39	39
	Crown Castle Inc.	5.600%	6/1/2029	45	46
	Crown Castle Inc.	4.900%	9/1/2029	52	52
	Crown Castle Inc.	3.100%	11/15/2029	33	31
	Digital Realty Trust LP	3.600%	7/1/2029	42	41
	EPR Properties	3.750%	8/15/2029	43	41
	Equinix Inc.	3.200%	11/18/2029	70	67
	ERP Operating LP	3.000%	7/1/2029	31	30
	Essex Portfolio LP	4.000%	3/1/2029	40	39
	GLP Capital LP	5.300%	1/15/2029	57	57
	Healthpeak OP LLC	3.500%	7/15/2029	32	31
[1]	Host Hotels & Resorts LP	3.375%	12/15/2029	51	49
	Mid-America Apartments LP	3.950%	3/15/2029	39	38
	Omega Healthcare Investors Inc.	3.625%	10/1/2029	46	44
	Public Storage Operating Co.	5.125%	1/15/2029	26	26
	Public Storage Operating Co.	3.385%	5/1/2029	23	22
	Realty Income Corp.	3.250%	6/15/2029	28	27
	Realty Income Corp.	3.100%	12/15/2029	59	56
	Simon Property Group LP	2.450%	9/13/2029	92	86
	Ventas Realty LP	4.400%	1/15/2029	58	58
	Welltower OP LLC	2.050%	1/15/2029	33	31
	Welltower OP LLC	4.125%	3/15/2029	32	32
	Weyerhaeuser Co.	4.000%	11/15/2029	52	51
					1,338
Technology (9.6%)
	Accenture Capital Inc.	4.050%	10/4/2029	59	58
	Adobe Inc.	4.800%	4/4/2029	41	41
	Apple Inc.	3.250%	8/8/2029	55	53
	Apple Inc.	2.200%	9/11/2029	95	89
	Applied Materials Inc.	4.800%	6/15/2029	33	33
	Arrow Electronics Inc.	5.150%	8/21/2029	21	21
	Atlassian Corp.	5.250%	5/15/2029	46	46
[2]	Broadcom Inc.	4.000%	4/15/2029	68	67
	Broadcom Inc.	4.750%	4/15/2029	103	104
	Broadridge Financial Solutions Inc.	2.900%	12/1/2029	54	51
	Cadence Design Systems Inc.	4.300%	9/10/2029	66	66
	Cisco Systems Inc.	4.850%	2/26/2029	159	161
	Concentrix Corp.	6.500%	3/1/2029	34	33
	Dell International LLC	4.150%	2/15/2029	71	70
	Dell International LLC	5.300%	10/1/2029	110	112
	Equifax Inc.	4.800%	9/15/2029	46	46
	Fidelity National Information Services Inc.	4.550%	3/10/2029	142	141
	Fiserv Inc.	3.500%	7/1/2029	183	176
	Flex Ltd.	4.875%	6/15/2029	36	36
	Hewlett Packard Enterprise Co.	4.600%	3/23/2029	32	32
	Hewlett Packard Enterprise Co.	4.550%	10/15/2029	132	131
	HP Inc.	4.000%	4/15/2029	80	79
	IBM International Capital Pte. Ltd.	4.600%	2/5/2029	47	47
	Intel Corp.	4.000%	8/5/2029	58	57
	Intel Corp.	2.450%	11/15/2029	110	102
	International Business Machines Corp.	4.000%	2/3/2029	56	55
	International Business Machines Corp.	3.500%	5/15/2029	165	160
	Jabil Inc.	4.200%	2/1/2029	43	42
	Juniper Networks Inc.	3.750%	8/15/2029	29	28
	KLA Corp.	4.100%	3/15/2029	39	39
	Lam Research Corp.	4.000%	3/15/2029	70	69

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Leidos Inc.	4.100%	3/15/2029	56	55
	Marvell Technology Inc.	5.750%	2/15/2029	39	40
	Microchip Technology Inc.	5.050%	3/15/2029	74	75
	Motorola Solutions Inc.	4.600%	5/23/2029	56	56
	Nordson Corp.	4.500%	12/15/2029	34	34
	NVIDIA Corp.	4.350%	6/15/2029	35	35
	NXP BV	4.300%	6/18/2029	59	58
	Oracle Corp.	4.550%	2/4/2029	188	185
[1]	Oracle Corp.	4.200%	9/27/2029	82	80
	Oracle Corp.	6.150%	11/9/2029	101	104
	RELX Capital Inc.	4.000%	3/18/2029	69	68
	Roper Technologies Inc.	2.950%	9/15/2029	36	34
	Roper Technologies Inc.	4.500%	10/15/2029	53	53
	S&P Global Inc.	2.950%	3/1/2029	69	66
	S&P Global Inc.	4.250%	5/1/2029	81	80
	S&P Global Inc.	2.500%	12/1/2029	25	23
	Salesforce Inc.	4.650%	3/15/2029	259	259
	TD SYNNEX Corp.	4.300%	1/17/2029	21	21
	Texas Instruments Inc.	4.600%	2/8/2029	61	61
	Texas Instruments Inc.	2.250%	9/4/2029	41	38
	TSMC Arizona Corp.	4.125%	4/22/2029	33	33
	Verisk Analytics Inc.	4.125%	3/15/2029	48	48
	Workday Inc.	3.700%	4/1/2029	34	33
					3,784
Utilities (5.6%)
	AEP Texas Inc.	5.450%	5/15/2029	26	27
	AES Corp.	5.200%	7/15/2029	35	35
	Ameren Corp.	5.000%	1/15/2029	58	59
	American Electric Power Co. Inc.	5.200%	1/15/2029	70	71
	American Water Capital Corp.	3.450%	6/1/2029	45	44
	American Water Capital Corp.	4.625%	6/1/2029	10	10
	Atmos Energy Corp.	2.625%	9/15/2029	38	36
	Avangrid Inc.	3.800%	6/1/2029	29	28
	CenterPoint Energy Inc.	5.400%	6/1/2029	33	34
	Constellation Energy Generation LLC	4.550%	6/1/2029	65	65
	Consumers Energy Co.	4.900%	2/15/2029	45	46
	Consumers Energy Co.	4.600%	5/30/2029	26	26
	DTE Energy Co.	5.100%	3/1/2029	77	78
	Duke Energy Corp.	4.850%	1/5/2029	79	79
	Duke Energy Corp.	3.400%	6/15/2029	25	24
	Duke Energy Florida LLC	2.500%	12/1/2029	49	46
	Duke Energy Progress LLC	3.450%	3/15/2029	30	29
	Edison International	5.450%	6/15/2029	21	21
	Edison International	6.950%	11/15/2029	73	76
	Evergy Inc.	2.900%	9/15/2029	33	31
	Eversource Energy	5.950%	2/1/2029	45	46
[1]	Eversource Energy	4.250%	4/1/2029	22	22
	Exelon Corp.	5.150%	3/15/2029	36	36
	Florida Power & Light Co.	5.150%	6/15/2029	42	43
	Georgia Power Co.	4.600%	6/15/2029	22	22
[1]	Georgia Power Co.	2.650%	9/15/2029	63	59
	MidAmerican Energy Co.	3.650%	4/15/2029	68	67
[1]	National Rural Utilities Cooperative Finance Corp.	4.850%	2/7/2029	31	31
[1]	National Rural Utilities Cooperative Finance Corp.	4.050%	2/9/2029	49	48
	National Rural Utilities Cooperative Finance Corp.	5.150%	6/15/2029	26	26
[1]	Nevada Power Co.	3.700%	5/1/2029	32	31
	NextEra Energy Capital Holdings Inc.	4.900%	3/15/2029	48	48
	NextEra Energy Capital Holdings Inc.	2.750%	11/1/2029	65	61
	NiSource Inc.	5.200%	7/1/2029	45	46
	NiSource Inc.	2.950%	9/1/2029	55	52
	Oncor Electric Delivery Co. LLC	4.650%	11/1/2029	57	57
	ONE Gas Inc.	5.100%	4/1/2029	39	40
	Pacific Gas & Electric Co.	6.100%	1/15/2029	96	99
	Pacific Gas & Electric Co.	5.550%	5/15/2029	40	41
	PacifiCorp	5.100%	2/15/2029	21	21
	Piedmont Natural Gas Co. Inc.	3.500%	6/1/2029	29	28
	Pinnacle West Capital Corp.	4.650%	6/1/2029	35	35
	Public Service Co. of Colorado	4.150%	3/13/2029	56	56
	Public Service Enterprise Group Inc.	5.200%	4/1/2029	39	40

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sempra	3.700%	4/1/2029	25	24
[1]	Southern California Edison Co.	4.200%	3/1/2029	24	24
	Southern California Edison Co.	5.150%	6/1/2029	57	58
	Southern California Edison Co.	2.850%	8/1/2029	20	19
	Southern Co.	5.500%	3/15/2029	60	61
	Tampa Electric Co.	4.900%	3/1/2029	34	34
[1]	Virginia Electric & Power Co.	2.875%	7/15/2029	30	29
	Xcel Energy Inc.	2.600%	12/1/2029	25	23
					2,192
Total Corporate Bonds (Cost $38,593)					38,479
				Shares
Temporary Cash Investments (0.5%)
Money Market Fund (0.5%)
[3]	Vanguard Market Liquidity Fund (Cost $204)	3.682%		2,042	204
Total Investments (98.8%) (Cost $38,874)					38,759
Other Assets and Liabilities—Net (1.2%)					481
Net Assets (100%)					39,240

Cost is in $000.

1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2
Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2026, the aggregate value was $394, representing 1.0% of net assets.

3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

DAC—Designated Activity Company.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard
Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of June 30, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	76	—	76
Corporate Bonds	—	38,479	—	38,479
Temporary Cash Investments	204	—	—	204
Total	204	38,555	—	38,759